Stockholders' Equity (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Mar. 31, 2021	Mar. 12, 2021	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Textual)
Preferred stock, shares authorized		1,000,000	10,000,000			1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized		422,000,000	422,000,000
Common stock, par value		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued		151,366,000	211,451,000			6,337,500
Common stock, shares outstanding		151,366,000	211,451,000	211,409,752	24,150,000	6,337,500
Common stock subject to possible redemption		23,266,477
Public warrants, description		The Company may redeem the Public Warrants:• in whole and not in part;•at a price of $0.01 per warrant;•upon not less than 30 days’ prior written notice of redemption;•if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.
Public warrants redeemable		$ 0.01
Common stock, conversion basis		if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Common stock representative shares	250,000
Fair value of representative shares amount	$ 1,087
Additional consideration of the dividend	50,000